Significant Events (Details) $ / shares in Units, $ / shares in Units, CLF in Thousands, $ in Thousands, ¥ in Millions, SFr in Millions, $ in Millions									1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 29, 2025 USD ($)	Dec. 23, 2025 CLP ($)	Sep. 30, 2025 CLP ($)	Apr. 23, 2025 CLP ($)	Apr. 22, 2025 CLP ($) $ / shares	Apr. 22, 2025 USD ($)	Apr. 15, 2025	Jan. 10, 2025 USD ($)	Jun. 30, 2025	May 31, 2025 CLP ($)	Mar. 31, 2025 CLP ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLF	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CLP ($)	Dec. 30, 2025	Nov. 21, 2025
Significant Events [Line Items]
Distribution and payment of dividends, percentage					70.00%	70.00%											70.00%
Shareholders dividend per share (in Pesos per share) | $ / shares																		$ 3.18571574
Profits used to increase the banks reserves					30.00%	30.00%											30.00%
Dividends recognised as distributions to owners					$ 600,336	$ 857,623,000
Dividends paid, ordinary shares per share | $ / shares					$ 3.18571574
Amount of next three interest coupons on bonds without a fixed maturity date						29,993,000
Increase the reserves and other retained profits of the bank						$ 227,295,000
Dividends paid, classified as financing activities												$ 600,336					$ 347,483		$ 485,191
Bonds issued, amount												$ 328,550	$ 20,000	CLF 17,540	SFr 140	¥ 14,000
Additional Pillar II capital requirements bank applied, percentage									50.00%
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.
Significant Events [Line Items]
Percentage of shares of subsidiary to be sold, that was voted on by the board																				49.99%	49.99%
International Finance Corporation
Significant Events [Line Items]
Commitment to receive loan													$ 100,000
Santander bonds in USD | 144-A | Senior bonds
Significant Events [Line Items]
Repayments of borrowings, classified as financing activities								$ 704,132
Santander S.A. Sociedad Securitizadora
Significant Events [Line Items]
Increase in capital to the subsidiary											$ 774
Operadora de Tarjeta de Pago Santander Getnet Chile S.A.
Significant Events [Line Items]
Distribution and payment of dividends, percentage							40.00%
Profits used to increase the banks reserves							60.00%
Dividends recognised as distributions to owners		$ 14,418	$ 23,582		$ 11,730
Dividends paid, ordinary shares per share | $ / shares					$ 0.58653032
Dividends paid, classified as financing activities	$ 38,000,000
Santander Asset Management S.A. Administradora General de Fondos
Significant Events [Line Items]
Dividends recognised as distributions to owners				$ 7,500
Santander Asset Management S.A. Administradora General de Fondos | Banco Santander-Chile
Significant Events [Line Items]
Dividends recognised as distributions to owners										$ 2,500